Business combinations (Tables)	12 Months Ended
Oct. 31, 2025
Disclosure of detailed information about business combination [abstract]
Schedule of assets acquired and liabilities assumed in business combination	The transaction can be summarized as follows

	EUR	$
Common shares	16,725	26,856
Cash	7,654	12,289
Vendor loan	5,609	9,007
Long-term contract asset	(800)	(1,285)
Total consideration(i)	29,188	46,867

Purchase price allocation
Trade and other receivable	595	955
Inventory	19,953	32,039
Prepaid expenses and deposits	5,929	9,520
Property, plant and equipment	236	379
Intangible assets (note 8)	21,151	33,962
Accounts payable and accrued liabilities	(14,065)	(22,575)
Income tax payable (note 20)	(3,495)	(5,612)
Interest bearing loans and borrowings	(4,004)	(6,429)
Notes payable	(2,855)	(4,584)
Goodwill (note 8)	19,468	31,260
Deferred tax liability (note 20)	(4,391)	(7,051)
Non controlling interest	(9,334)	(14,997)
	29,188	46,867

(i)Total consideration was $46,867 (EUR 29,188), and consisted of: (i) cash consideration of $12,289 (EUR 7,654); (ii) 5,864,373 common shares of the Company issued as consideration with a value of $26,856 (EUR 16,725); (iii) a vendor loan with a fair value of $9,007 (EUR 5,609) (see Note 12); and (iv) a long-term contract asset of $1,285 (EUR 800) arising from a contingent purchase price adjustment under the Remexian share purchase agreement.
The transaction can be summarized as follows

Total consideration	$
Cash	600
600

Purchase price allocation
Leasehold improvements	50
Office equipment and computers	6
Right-of-use assets	292
Inventory	41
License	4
Goodwill	499
Lease liability	(292)
600